Acquisitions and disposals (Details Narrative) $ / shares in Units, $ in Millions			1 Months Ended			12 Months Ended
	Dec. 15, 2021 USD ($)	Oct. 10, 2021 ARS ($)	Jun. 30, 2022 ARS ($)	Apr. 19, 2022	Feb. 18, 2022 USD ($) ft²	Jun. 30, 2022 ARS ($)	Aug. 26, 2022 USD ($) $ / shares	Mar. 29, 2022 USD ($)	Mar. 09, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 shares	Dec. 22, 2021 USD ($) shares	Dec. 10, 2021 USD ($)
Statement [Line Items]
Exchange ratio approved by the board of directors												$ 56
Sold in rebublica building				100.00%
Description of transaction price			The transaction price was set at USD 131.8 million (USD/square meters 6,629), approximately 80% has already been paid in cash (USD 105,1 million or ARS 11,944.8 million), and the remaining amount has been paid with the delivery of a 46-hectare plot of land located on the Bs. As – La Plata Highway, in the district of Quilmes, Buenos Aires Province. This property has approved regulations and urban indicators to develop a mixed-use project with a construction capacity of approximately 521,400 square meters.
Increase the share capital by issuing new shares | shares												152,158,215
CRESUD stake reduced			53.68%
Acquisition of Beruti Real Estate [Member]
Statement [Line Items]
Area Built | ft²					2,386.63
Purchase price					$ 2,159
Agrofy Capital Round [Member]
Statement [Line Items]
Capital for Agrofy Capital Round										$ 29
Direct and Indirect Participation										17.70%
Investment In Condor Hospitality Inc [Member]
Statement [Line Items]
Increase the share capital by issuing new shares | shares											3,191,213
Distribution of special dividend													$ 794
Final payment of liquidation dividend | $ / shares							$ 0.127
Liquidation payment corresponding to IRSA							$ 41
Rio do Meio Farm
Statement [Line Items]
Sales agreements, description						Purchase and Sale Commitment Agreement for a total area of 4,573 hectares (2,859 usable hectares) of Finca Rio do Meio, a rural property located in the Municipality of Correntina - BA, for the amount of 250 bags of soybeans per useful hectare, equivalent to BRL 130 (corresponds to the value of soybeans at the date of the transaction). The payment will be made in 13 installments, the first in the form of an advance and the rest divided into 12 semi-annual payments due in June and October, with the last installment on 10 October 2027. The gain recognized for the sale amounted to BRL 51 million.
Sale of Alto Taquari [Member]
Statement [Line Items]
Transaction amount		$ 16.5	$ 31.4			$ 31.4
Average Term						3.9
Sale of Alto Taquari, description		The total amount of the sale is 1,100 bags of soybeans per cultivable hectare or BRL 591 million (~ BRL 218,641 / cultivable ha). The handover of possession of the areas and, consequently, the recognition of sales income, will be carried out in two stages. In October 2021 with 2,566 hectares (1,537 cultivable hectares), for an approximate amount of BRL 336.0 (corresponds to the value of soybeans at the date of the transaction) million and September 2024 with 1,157 cultivable hectares, for an approximate value of R ARS 253.0 million. Brasilagro will continue to operate the areas until delivery.
Sale of Catalinas Tower building [Member]
Statement [Line Items]
Transaction amount								$ 20,400,000	$ 31,600,000
Operation amount	$ 920,000
Total leasable area sold								$ 2,370